Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Future Rental Commitments Over the Next Five Years Under Non-cancelable Operating Leases
A summary of future rental commitments over the next five years under non-cancelable operating leases follows (in thousands):

Years Ending December 31,
2016	$12,154	(a)
2017	9,156
2018	9,005
2019	8,973
2020	9,209
Total	$48,497

(a)	Includes $2.7 million of vessel leases for 2016.